Other Gains and Losses - Summary of Other Gains And Losses (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Gain on disposal of Property, plant and equipment	$ 13,589,670	$ 7,576,956	$ 61,034,176
Donations	(20,487,621)	(25,085,755)	(28,183,329)
Technical assistance and services provided	4,297,212	1,264,139	15,024,440
Gain on tax credits acquired	2,133,626	3,356,327	7,705,768
Canon recovery-Ferrosur Roca S.A. (Note 39)			155,588,061
Contingencies	(7,528,507)	(29,360,043)	(6,909,723)
Result from U.E.P.F.P.-Ferrosur Roca S.A. (Note 38)		12,503,826
Service fee from ADS Depositary bank	100,334,962	102,251,124
Leases	30,973,702	36,320,027	33,725,495
Miscellaneous	(14,053,624)	7,529,190	(6,361,984)
Total	$ 109,259,420	$ 116,355,791	$ 231,622,904